Related Party Transactions	12 Months Ended
Mar. 31, 2013
Related Party Transactions

NOTE 21: — RELATED PARTY TRANSACTIONS

The Company has substantial relationships with Sun. Certain of Taro’s Board members are also on Sun Pharma’s Board of Directors. In addition, certain of Taro’s officers and executives are also executives of Sun. Taro’s Interim Chief Executive Officer, who is also a member of the Board of Directors of Taro, is an officer of an indirect subsidiary of Sun Pharma.

During 2013 and 2012, Taro entered into various commercial transactions, including product distribution and service agreements with Sun in the ordinary course of our business. The Company does not currently deem any of these transactions material or unusual and believes that terms of these transactions are comparable to those offered by or that could be obtained from unrelated third parties. Additionally, pursuant to Israeli legal requirements, each of the transactions was presented to the Audit Committee, which determined that each such transaction was not considered extraordinary pursuant to Israeli legal requirements and therefore did not require shareholder approval.